Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Pensions	$ 155.5	$ 159.4
Postretirement benefits other than pensions	83.8	87.3
Net operating loss tax carryovers	264.4	307.5
Tax credits	42.6	49.7
Other items	86.1	69.7
Gross deferred income tax assets	632.4	673.6
Valuation allowance for deferred tax assets	(94.5)	(194.8)
Total deferred income tax assets	537.9	478.8
Deferred income tax liabilities
Bases of property, plant and equipment	364.2	371.5
Inventory valuation	65.5	67.1
Bases of amortizable intangible assets	23.7	29.9
Other items	27.0	14.5
Total deferred tax liabilities	480.4	483.0
Net deferred tax asset	$ 57.5
Net deferred tax (liability)		$ (4.2)